Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
Our definite-lived intangible assets were comprised of the following:

		December 31, 2024			December 31, 2023
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trademarks/tradenames	30 years	$8,182	$(5,251)	$2,931	$8,265	$(5,070)	$3,195
Customer relationships	15 years	5,227	(4,240)	987	12,972	(9,573)	3,399
		$13,409	$(9,491)	$3,918	$21,237	$(14,643)	$6,594